BIOLOGICAL ASSETS (Details 1)	12 Months Ended
Jun. 30, 2021 USD ($)
Statement [Line Items]
Estimated yield per cannabis plant Range of inputs	70 - 84 grams
Top of Range [member] | Estimated yield per cannabis plant [member]
Statement [Line Items]
Sensitivity	Increase 5%
Impact on fair value	$ 1,342
Top of Range [member] | Estimated selling price per lb [member]
Statement [Line Items]
Sensitivity	Increase 5%
Impact on fair value	$ 1,342
Range of inputs	$ 1,400
Bottom of range [member] | Estimated yield per cannabis plant [member]
Statement [Line Items]
Sensitivity	Decrease 5%
Impact on fair value	$ (1,320)
Bottom of range [member] | Estimated selling price per lb [member]
Statement [Line Items]
Sensitivity	Decrease 5%
Impact on fair value	$ (1,320)
Range of inputs	$ 1,300